Stock-Based Compensation Plan - Option Activity Under Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding			33	24
Granted			10
Expired			(1)
Ending			33	24
Vested and expected to vest			32
Exercisable			16
Weighted-average Exercise Price, Options Outstanding			$ 233.4	$ 291.6
Weighted-Average Exercise Price, Granted			74.2
Weighted-Average Exercise Price, Expired			119.2
Weighted-Average Exercise Price, Ending			233.4	$ 291.6
Weighted - Average Exercise Price, Vested and expected to vest			238
Weighted-Average Exercise Price, Exercisable			$ 372.4
Weighted-Average Remaining Contractual Term, Outstanding			7 years 10 months 24 days	8 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Granted			9 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Vested and Expected to Vest			7 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Exercisable		7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding			$ 7,800
Aggregate Intrinsic Value, Ending				$ 7,800
2022 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	96	43	33
Granted	53	11
Expired		(1)
Ending	96	43	33
Vested and expected to vest	94	43
Exercisable	34	25
Weighted-average Exercise Price, Options Outstanding	$ 71.4	$ 161.2	$ 233.4
Weighted-Average Exercise Price, Granted	1.55	27.8
Weighted-Average Exercise Price, Expired		1,840
Weighted-Average Exercise Price, Ending	71.4	161.2	$ 233.4
Weighted - Average Exercise Price, Vested and expected to vest	72.74	162.8
Weighted-Average Exercise Price, Exercisable	$ 184.17	$ 236.2
Weighted-Average Remaining Contractual Term, Outstanding		7 years 7 months 6 days	7 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Granted		9 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Vested and Expected to Vest		7 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable		6 years 10 months 24 days